Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ (173,272)	$ (24,778)	¥ 5,776	¥ (6,372)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Allowance for doubtful accounts	13,651	1,952	1,065	678
Depreciation and amortization	8,819	1,261	8,706	10,131
Amortization of operating lease right-of-use assets	719	103
Loss from disposal of property, equipment	343	49	435	704
Deferred income taxes	(399)	(57)	(1,676)	2,302
Share-based compensation	111,109	15,888
Changes in operating assets and liabilities:
Accounts receivable, net	(28,962)	(4,142)	(33,316)	(147,166)
Operating lease right-of-use assets			(2,596)
Advance to suppliers	(25,269)	(3,613)	5,389	(14,217)
Inventories, net	(3,199)	(457)
Prepaid expenses and other current assets, net	4,356	623	(1,491)	(3,952)
Due from related parties	(4,443)	(635)	(848)	(109)
Accounts payable	14,815	2,119	18,783	130,037
Accounts payable-a related party				(2,259)
Contract liabilities	35,665	5,100	(3,636)	4,130
Accrued expenses and other current liabilities	2,211	316	5,463	9,535
Operating lease liabilities	(630)	(90)	2,683
Due to related parties	3,285	470	(67)	(286)
Net cash (used in)/provided by operating activities	(41,201)	(5,891)	4,670	(16,844)
Cash flows from investing activities:
Purchase of property and equipment, net	(580)	(83)	(347)	(111)
Proceed from disposal of long-term investments				1,723
Proceed from disposal of a subsidiary				158
Purchases of a long-term investment	(5,000)	(715)
Loans to related parties	(125,784)	(17,987)	(45,283)	(116,529)
Collection of loans to related parties	105,918	15,146	44,208	91,514
Acquisition of a subsidiary, net of cash acquired	(105)	(15)
Net cash used in investing activities	(25,551)	(3,654)	(1,422)	(23,245)
Cash flows from financing activities:
Proceeds from borrowings	40,000	5,720	23,476	14,000
Repayments of borrowings	(10,769)	(1,540)	(21,139)	(14,145)
Payment for deferred offering cost			(2,015)	(3,550)
Proceeds of loans from related parties	1,747	250	4,677	22,891
Repayment of loans from related parties	(1,848)	(264)	(14,873)	(23,027)
Deferred initial public offering (“IPO”) costs	(7,807)	(1,116)
Proceeds from IPO	60,242	8,614
Proceeds from capital injection				47,714
Contributions from non-controlling shareholders	4,900	701
Net cash provided by/(used in) financing activities	86,465	12,365	(9,874)	43,883
Effect of exchange rate changes	(390)	(56)
Net increase/(decrease) in cash and cash equivalents:	19,323	2,764	(6,626)	3,794
Cash and cash equivalents at the beginning of year	4,150	593	10,776	6,982
Cash and cash equivalents at the end of year	23,473	3,357	4,150	10,776
Supplemental disclosure of cash flow information:
Income tax paid	496	71	227	19
Interest paid	934	134	718	340
Supplemental schedule of non-cash financing activities:
Debt-to-equity conversion				5,449
Elimination of related party loan through transfer agreement				20,855
Repayments of short-term borrowings by a related party on behalf of the Company (Note 8)	4,558	652	4,588	8,277
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses	¥ 1,348	$ 193	¥ 2,683